Schedule of Stock Option Activity for Options with Service-based Vesting (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding beginning balance			1,700,058
Weighted Average Exercise Price, Outstanding beginning balance			$ 1.88
Weighted Average Remaining Contractual Term (Years), Outstanding balance			6 years 10 months 17 days	6 years 6 months
Aggregate Intrinsic Value, Outstanding beginning balance			$ 11,885
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised		(8,048,770)	(6,772)
Weighted Average Exercise Price, Exercised			$ 0.70
Number of Options, Forfeited			(14,892)
Weighted Average Exercise Price, Forfeited			$ 5.34
Number of Options, Exercised	[1]		(745,896)
Weighted Average Exercise Price, Exercised			$ 0.95
Number of Options, Expired			(245,618)
Weighted Average Exercise Price, Expired			$ 0.72
Number of Options, Outstanding ending balance			686,880	1,700,058
Weighted Average Exercise Price, Outstanding ending balance			$ 3.25	$ 1.88
Aggregate Intrinsic Value, Outstanding ending balance			$ 234	$ 11,885
Number of Options, Options vested and exercisable ending balance			523,632
Weighted Average Exercise Price, Options vested and exercisable ending balance			$ 2.93
Weighted Average Remaining Contractual Term (Years), Options vested and exercisable balance			6 years 6 months 7 days
Aggregate Intrinsic Value, Options vested and exercisable ending balance			$ 230

[1]	During the year ended 31st December 2025, employees have performed cashless exercise of 745,896 options